13. Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017 were as follows:

Balance as of December 31, 2016	$–
Acquisition of Heliostixio	683
Balance as of December 31, 2017	$683
Foreign Currency translation difference	(32)
Balance as of December 31, 2018	$651